CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of cash, cash equivalents, and restricted cash:
Cash	$ 25,594	$ 25,955
Short-term deposits		15,000
Restricted cash (included within prepaid expenses and other current assets)	2,228	2,159
Money market funds	10,944
Total cash, cash equivalents and restricted cash	38,766	43,114	$ 30,889	$ 40,124
Short-term deposits	78,000	18,000
Marketable securities	51,615	51,615
Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$ 168,381	$ 61,114